Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital
Share Capital

Note 8 Share Capital

a) Authorized:

The Company is authorized to issue an unlimited number of common shares without par value and is authorized to issue an unlimited number of Class A and Class B preferred convertible redeemable voting shares without par value.

Issued:

Common Shares	Number	Amount
Balance December 31, 2023, and 2024	861,082,371	$17,620,625
Issued for PXP Loan, net of costs (i)	131,563,725	1,155,003
Balance December 31, 2025	992,646,096	$18,775,628

(i) On July 31, 2025, the Company issued 131,563,725 in settlement of the PXP Loan comprised of $1,011,156 principal and $146,605 in interest for a total of $1,157,761 less share issuance costs of $2,758.

No preferred shares have been issued.

b) Nature and Purpose of Equity and Reserves

Contributed Surplus is used to recognize the value of stock option grants prior to exercise.

Deficit is used to record the Company’s change in deficit from income and losses from period to period.

c) Share based payments:

The Company has established a stock option plan whereby options may be granted to its directors, officers, consultants, and employees. The exercise price of each option equals the market price of the Company’s stock on the date of the grant and an option’s maximum term is five years. The options vest immediately. There were no stock options outstanding on December 31, 2025 or December 31, 2024, and none were issued between January 1, 2023 and December 31, 2025.